PORTFOLIO OF INVESTMENTS – as of June 30, 2020 (Unaudited)

Loomis Sayles Small Cap Value Fund

Shares	Description	Value (†)
Common Stocks – 98.6% of Net Assets

	Aerospace & Defense – 1.6%
133,384	Aerojet Rocketdyne Holdings, Inc.(a)	$5,287,342
39,809	BWX Technologies, Inc.	2,254,782

		7,542,124

	Auto Components – 2.8%
153,268	Cooper Tire & Rubber Co.	4,231,730
272,618	Dana, Inc.	3,323,213
26,555	Fox Factory Holding Corp.(a)	2,193,709
32,683	LCI Industries	3,757,891

		13,506,543

	Banks – 13.1%
141,235	Ameris Bancorp	3,331,734
164,638	Atlantic Union Bankshares Corp.	3,813,016
183,909	BancorpSouth Bank	4,182,091
143,342	Bryn Mawr Bank Corp.	3,964,840
129,117	Cathay General Bancorp	3,395,777
205,315	CVB Financial Corp.	3,847,603
287,728	Home BancShares, Inc.	4,425,257
214,326	OceanFirst Financial Corp.	3,778,567
153,591	PacWest Bancorp	3,027,278
89,424	Pinnacle Financial Partners, Inc.	3,754,914
120,871	Popular, Inc.	4,492,775
86,403	Prosperity Bancshares, Inc.	5,130,610
68,945	South State Corp.	3,285,919
146,038	TCF Financial Corp.	4,296,438
162,089	Triumph Bancorp, Inc.(a)	3,933,900
111,672	Wintrust Financial Corp.	4,871,132

		63,531,851

	Beverages – 1.2%
409,847	Primo Water Corp.	5,635,396

	Biotechnology – 1.9%
49,164	Emergent BioSolutions, Inc.(a)	3,887,889
44,948	United Therapeutics Corp.(a)	5,438,708

		9,326,597

	Building Products – 2.4%
36,980	American Woodmark Corp.(a)	2,797,537
57,981	Armstrong World Industries, Inc.	4,520,199
92,538	UFP Industries, Inc.	4,581,556

		11,899,292

	Capital Markets – 1.5%
322,542	Donnelley Financial Solutions, Inc.(a)	2,709,353
92,475	Stifel Financial Corp.	4,386,089

		7,095,442

Shares	Description	Value (†)
Common Stocks – continued

	Chemicals – 3.5%
46,766	Ashland Global Holdings, Inc.	$3,231,531
92,315	Cabot Corp.	3,420,271
37,501	Ingevity Corp.(a)	1,971,427
220,616	Valvoline, Inc.	4,264,507
83,242	WR Grace & Co.	4,229,526

		17,117,262

	Commercial Services & Supplies – 4.2%
59,855	Clean Harbors, Inc.(a)	3,590,103
320,127	Harsco Corp.(a)	4,324,916
129,763	IAA, Inc.(a)	5,004,959
137,373	KAR Auction Services, Inc.	1,890,252
220,407	Kimball International, Inc., Class B	2,547,905
59,821	McGrath RentCorp	3,230,932

		20,589,067

	Communications Equipment – 0.7%
250,400	Viavi Solutions, Inc.(a)	3,190,096

	Construction & Engineering – 2.2%
116,522	AECOM(a)	4,378,897
155,538	Arcosa, Inc.	6,563,703

		10,942,600

	Distributors – 0.7%
132,357	Core-Mark Holding Co., Inc.	3,302,969

	Diversified Consumer Services – 0.7%
75,968	frontdoor, Inc.(a)	3,367,661

	Diversified Financial Services – 0.9%
110,496	Cannae Holdings, Inc.(a)	4,541,386

	Diversified Telecommunication Services – 1.8%
96,973	GCI Liberty, Inc., Class A(a)	6,896,720
204,894	Liberty Latin America Ltd., Class C(a)	1,934,199

		8,830,919

	Electric Utilities – 2.2%
93,264	ALLETE, Inc.	5,093,147
169,437	NRG Energy, Inc.	5,516,869

		10,610,016

	Electrical Equipment – 0.9%
339,757	Vertiv Holdings Co.(a)	4,607,105

	Electronic Equipment, Instruments & Components – 4.5%
65,374	Belden, Inc.	2,127,924
126,191	Kimball Electronics, Inc.(a)	1,708,626
40,847	Littelfuse, Inc.	6,969,724
155,505	Methode Electronics, Inc.	4,861,086
61,623	National Instruments Corp.	2,385,426
309,574	TTM Technologies, Inc.(a)	3,671,548

		21,724,334

Shares	Description	Value (†)
Common Stocks – continued
	Energy Equipment & Services – 1.0%
220,802	ChampionX Corp.(a)	$2,155,028
102,555	DMC Global, Inc.	2,830,518

		4,985,546

	Entertainment – 1.2%
139,588	Liberty Media Corp.-Liberty Braves, Class C(a)	2,755,467
41,130	Madison Square Garden Entertainment Corp.(a)	3,084,750

		5,840,217

	Food Products – 3.9%
203,628	Darling Ingredients, Inc.(a)	5,013,321
24,237	J&J Snack Foods Corp.	3,081,250
328,895	Nomad Foods Ltd.(a)	7,054,798
43,337	Post Holdings, Inc.(a)	3,797,188

		18,946,557

	Health Care Equipment & Supplies – 2.1%
94,658	Avanos Medical, Inc.(a)	2,781,999
22,750	Quidel Corp.(a)	5,090,085
154,316	Varex Imaging Corp.(a)	2,337,887

		10,209,971

	Health Care Providers & Services – 0.4%
46,740	AMN Healthcare Services, Inc.(a)	2,114,518

	Hotels, Restaurants & Leisure – 2.6%
46,405	Churchill Downs, Inc.	6,178,826
18,625	Cracker Barrel Old Country Store, Inc.	2,065,699
51,411	Marriott Vacations Worldwide Corp.	4,226,498

		12,471,023

	Household Durables – 1.8%
30,125	Helen of Troy Ltd.(a)	5,680,370
124,060	Skyline Champion Corp.(a)	3,019,620

		8,699,990

	Independent Power & Renewable Electricity Producers – 1.8%
119,094	NextEra Energy Partners LP	6,107,140
148,639	Vistra Energy Corp.	2,767,658

		8,874,798

	Industrial Conglomerates – 0.5%
117,877	Raven Industries, Inc.	2,535,534

	Insurance – 2.3%
154,978	Employers Holdings, Inc.	4,672,587
101,483	First American Financial Corp.	4,873,214
106,969	ProAssurance Corp.	1,547,841

		11,093,642

Shares	Description	Value (†)
Common Stocks – continued
	Internet & Direct Marketing Retail – 0.5%
238,714	Qurate Retail, Inc., Class A(a)	$2,267,783

	IT Services – 5.3%
101,922	CSG Systems International, Inc.	4,218,552
41,877	Euronet Worldwide, Inc.(a)	4,012,654
149,601	Genpact Ltd.	5,463,428
196,739	Perspecta, Inc.	4,570,247
252,186	Unisys Corp.(a)	2,751,349
29,162	WEX, Inc.(a)	4,812,022

		25,828,252

	Leisure Products – 1.1%
80,374	Brunswick Corp.	5,144,740

	Machinery – 5.2%
57,216	Alamo Group, Inc.	5,872,650
131,281	Altra Industrial Motion Corp.	4,182,613
141,022	Columbus McKinnon Corp.	4,717,186
28,114	John Bean Technologies Corp.	2,418,366
49,294	Kadant, Inc.	4,912,640
103,261	Miller Industries, Inc.	3,074,080

		25,177,535

	Marine – 0.7%
66,581	Kirby Corp.(a)	3,566,078

	Media – 1.3%
257,673	Gray Television, Inc.(a)	3,594,538
74,961	John Wiley & Sons, Inc., Class A	2,923,479

		6,518,017

	Metals & Mining – 0.3%
64,854	Haynes International, Inc.	1,514,989

	Multi-Utilities – 1.7%
180,920	MDU Resources Group, Inc.	4,012,806
79,677	NorthWestern Corp.	4,343,990

		8,356,796

	Oil, Gas & Consumable Fuels – 0.3%
88,034	Delek U.S. Holdings, Inc.	1,532,672

	Pharmaceuticals – 1.7%
63,542	Catalent, Inc.(a)	4,657,628
148,461	Supernus Pharmaceuticals, Inc.(a)	3,525,949

		8,183,577

	Professional Services – 2.8%
53,558	ASGN, Inc.(a)	3,571,247

Shares	Description	Value (†)
Common Stocks – continued

	Professional Services – continued
204,323	Clarivate Analytics PLC(a)	$4,562,533
46,366	Insperity, Inc.	3,001,271
77,708	Korn Ferry	2,387,967

		13,523,018

	REITs - Apartments – 0.4%
62,561	American Campus Communities, Inc.	2,187,133

	REITs - Shopping Centers – 0.6%
278,627	Retail Opportunity Investments Corp.	3,156,844

	REITs - Single Tenant – 1.0%
97,441	Essential Properties Realty Trust, Inc.	1,446,025
92,240	National Retail Properties, Inc.	3,272,675

		4,718,700

	REITs - Storage – 0.8%
146,068	CubeSmart	3,942,375

	REITs - Warehouse/Industrials – 3.8%
144,498	Americold Realty Trust	5,245,277
60,440	CyrusOne, Inc.	4,397,010
130,767	Rexford Industrial Realty, Inc.	5,417,677
119,743	STAG Industrial, Inc.	3,510,865

		18,570,829

	Semiconductors & Semiconductor Equipment – 1.9%
80,133	Advanced Energy Industries, Inc.(a)	5,432,216
209,440	Tower Semiconductor Ltd.(a)	3,998,210

		9,430,426

	Software – 1.3%
108,958	ACI Worldwide, Inc.(a)	2,940,777
71,041	Verint Systems, Inc.(a)	3,209,632

		6,150,409

	Specialty Retail – 0.9%
45,881	Aaron’s, Inc.	2,082,997
160,771	Urban Outfitters, Inc.(a)	2,446,935

		4,529,932

	Thrifts & Mortgage Finance – 1.2%
51,041	Federal Agricultural Mortgage Corp., Class C	3,267,134
139,845	Meta Financial Group, Inc.	2,540,984

		5,808,118

	Trading Companies & Distributors – 0.6%
96,714	Herc Holdings, Inc.(a)	2,972,021

	Wireless Telecommunication Services – 0.8%
132,811	United States Cellular Corp.(a)	4,099,876

Shares	Description	Value (†)
Common Stocks – continued
	Total Common Stocks (Identified Cost $424,185,733)	$480,312,576

Other Investments – 0.0%
	Metals & Mining – 0.0%
507,316	Ferroglobe R&W Trust(a)(b)(c)(d) (Identified Cost $0)	—

Principal Amount
Short-Term Investments – 1.3%
$6,228,419	Tri-Party Repurchase Agreement with Fixed Income Clearing Corporation, dated 6/30/2020 at 0.000% to be repurchased at $6,228,419 on 7/01/2020 collateralized by $5,756,800 U.S. Treasury Note, 2.125% due 5/31/2026 valued at $6,353,077 including accrued interest(e) (Identified Cost $6,228,419)	6,228,419

	Total Investments – 99.9% (Identified Cost $430,414,152)	486,540,995
	Other assets less liabilities – 0.1%	282,628

	Net Assets – 100.0%	$486,823,623

(†)

Fund securities and other investments are valued at market value based on market quotations obtained or determined by independent pricing services recommended by the adviser and approved by the Board of Trustees. Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees, as described below. Market value is determined as follows:

Listed equity securities (including shares of closed-end investment companies and exchange-traded funds) are valued at the last sale price quoted on the exchange where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. Securities traded on the NASDAQ Global Select Market, NASDAQ Global Market and NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), or if lacking an NOCP, at the most recent bid quotations on the applicable NASDAQ Market. Unlisted equity securities (except unlisted preferred equity securities) are valued at the last sale price quoted in the market where they are traded most extensively or, if there is no reported sale during the day, the closing bid quotation as reported by an independent pricing service. If there is no last sale price or closing bid quotation available, unlisted equity securities will be valued using evaluated bids furnished by an independent pricing service, if available.

In some foreign markets, an official close price and a last sale price may be available from the foreign exchange or market. In those cases, the official close price is used.

Debt securities and unlisted preferred equity securities are valued based on evaluated bids furnished to the Fund by an independent pricing service or bid prices obtained from broker-dealers.

Broker-dealer bid prices may be used to value debt and unlisted equity securities where an independent pricing service is unable to price a security or where an independent pricing service does not provide a reliable price for the security.

Fund securities and other investments for which market quotations are not readily available are valued at fair value as determined in good faith by the adviser pursuant to procedures approved by the Board of Trustees. The Fund may also value securities and other investments at fair value in other circumstances such as when extraordinary events occur after the close of a foreign market but prior to the close of the New York Stock Exchange. This may include situations relating to a single issuer (such as a declaration of bankruptcy or a delisting of the issuer’s security from the primary market on which it has traded) as well as events affecting the securities markets in general (such as market disruptions or closings and significant fluctuations in U.S. and/or foreign markets). When fair valuing its securities or other investments, the Fund may, among other things, use modeling tools or other processes that may take into account factors such as securities or other market activity and/or significant events that occur after the close of the foreign market and before the time the Fund’s net asset value (“NAV”) is calculated. Fair value pricing may require subjective determinations about the value of a security, and fair values used to determine the Fund’s NAV may differ from quoted or published prices, or from prices that are used by others, for the same securities. In addition, the use of fair value pricing may not always result in adjustments to the prices of securities held by the Fund.

Illiquid securities for which market quotations are readily available and have been evaluated by the adviser are considered and classified as fair valued securities pursuant to the Fund’s pricing policies and procedures.

The books and records of the Fund are maintained in U.S. dollars. The values of securities, currencies and other assets and liabilities denominated in currencies other than U.S. dollars are translated into U.S. dollars based upon foreign exchange rates prevailing at the end of the period.

(a)	Non-income producing security.
(b)	Security subject to restrictions on resale. This security was acquired on November 29, 2016 at a cost of $0.
(c)	Illiquid security.
(d)	Securities classified as fair valued pursuant to the Fund’s pricing policies and procedures.
(e)

The Fund may enter into repurchase agreements, under the terms of a Master Repurchase Agreement, under which the Fund acquires securities as collateral and agrees to resell the securities at an agreed upon time and at an agreed upon price. It is the Fund’s policy that the market value of the collateral for repurchase agreements be at least equal to 102% of the repurchase price, including interest. Certain repurchase agreements are tri-party arrangements whereby the collateral is held in a segregated account for the benefit of the Fund and on behalf of the counterparty. Repurchase agreements could involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon the Fund’s ability to dispose of the underlying securities. As of June 30, 2020, the Fund had an investment in a repurchase agreement for which the value of the related collateral exceeded the value of the repurchase agreement.

REITs	Real Estate Investment Trusts

Fair Value Measurements

In accordance with accounting standards related to fair value measurements and disclosures, the Fund has categorized the inputs utilized in determining the value of the Fund’s assets or liabilities. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical assets or liabilities;

•

Level 2 — prices determined using other significant inputs that are observable either directly, or indirectly through corroboration with observable market data (which could include quoted prices for similar assets or liabilities, interest rates, credit risk, etc.); and

•

Level 3 — prices determined using significant unobservable inputs when quoted prices or observable inputs are unavailable such as when there is little or no market activity for an asset or liability (unobservable inputs reflect the Fund’s own assumptions in determining the fair value of assets or liabilities and would be based on the best information available).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of June 30, 2020, at value:

Asset Valuation Inputs

Description	Level 1	Level 2	Level 3	Total
Common Stocks*	$480,312,576	$—	$—	$480,312,576
Other Investments*	—	—	—	—
Short-Term Investments	—	6,228,419	—	6,228,419

Total	$480,312,576	$6,228,419	$—	$486,540,995

*	Details of the major categories of the Fund’s investments are reflected within the Portfolio of Investments.

Industry Summary at June 30, 2020 (Unaudited)

Banks	13.1%
IT Services	5.3
Machinery	5.2
Electronic Equipment, Instruments & Components	4.5
Commercial Services & Supplies	4.2
Food Products	3.9
REITs - Warehouse/Industrials	3.8
Chemicals	3.5
Professional Services	2.8
Auto Components	2.8
Hotels, Restaurants & Leisure	2.6
Building Products	2.4
Insurance	2.3
Construction & Engineering	2.2
Electric Utilities	2.2
Health Care Equipment & Supplies	2.1
Other Investments, less than 2% each	35.7
Short-Term Investments	1.3

Total Investments	99.9
Other assets less liabilities	0.1

Net Assets	100.0%